Finance Costs (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Finance Costs

	2017	2016	2015
	Million	Million	Million

Interest on bonds	187	228	257
Interest on bank deposits received and entrusted loans (note 35(a))	21	7	194
Others	2	—	4

	210	235	455